Changes in level 3 assets and liabilities measured at fair value on a recurring basis (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets, Fair Value Disclosure [Abstract]
Beginning Balance	$ 187,379	$ 200,460	$ 433,910
Gains (Losses) included in earnings	(16,825)	(36,480)	(19,567)
Gains (losses) included in OCI	66	(18)	744
Issuances			2,603
Purchases	29,949	39,113	44,891
Sales	(12,011)	(12,746)	(50,126)
Settlements	(5,291)	(2,950)	(14,352)
Transfers into Level 3	2,405	0	0
Transfers out of Level 3	(7,616)	0	(197,643)
Ending Balance	178,056	187,379	200,460
Changes in unrealized gains (losses) relating to assets still held at reporting date	7,655	(19,350)	(6,240)
Liabilities, Fair Value Disclosure [Abstract]
Beginning Balance	(99,762)	(92,994)	0
Gains (Losses) included in earnings	(12,600)	(6,080)	(3,855)
Gains (losses) included in OCI	0	0	0
Initial fair value on acquisition		(688)	(89,139)
Purchases	0	0	0
Sales	0	0	0
Settlements	360	0	0
Transfer into Level 3	0	0	0
Transfer out of Level 3	0	0	0
Ending Balance	(112,002)	(99,762)	(92,994)
Changes in unrealized gains (losses) relating to liabilities still held at reporting date	(13,347)	(6,380)	(3,855)
Other Liabilities Member | Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Contingent Liability [Member]
Liabilities, Fair Value Disclosure [Abstract]
Beginning Balance	(99,762)	(92,994)	0
Gains (Losses) included in earnings	(12,600)	(6,080)	(3,855)
Gains (losses) included in OCI	0	0	0
Initial fair value on acquisition		(688)	(89,139)
Purchases	0	0	0
Sales	0	0	0
Settlements	360	0	0
Transfer into Level 3	0	0	0
Transfer out of Level 3		0	0
Ending Balance	(112,002)	(99,762)	(92,994)
Changes in unrealized gains (losses) relating to liabilities still held at reporting date	(13,347)	(6,380)	(3,855)
Available For Sale Securities Member | Collateralized Mortgage Backed Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Beginning Balance	7,435	7,759	34,122
Gains (Losses) included in earnings	(6)	(7)	(8)
Gains (losses) included in OCI	66	(18)	744
Issuances			2,502
Purchases	0	0	0
Sales	0	0	0
Settlements	(425)	(299)	(2,305)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	(27,296)
Ending Balance	7,070	7,435	7,759
Changes in unrealized gains (losses) relating to assets still held at reporting date	0	0	0
Trading Account Assets[Member] | Collateralized Mortgage Backed Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Beginning Balance	21,777	20,238	223,766
Gains (Losses) included in earnings	680	108	3,737
Gains (losses) included in OCI	0	0	0
Issuances			101
Purchases	6,499	13,395	23,451
Sales	(9,824)	(9,956)	(48,928)
Settlements	(2,104)	(2,008)	(11,542)
Transfers into Level 3	2,405	0	0
Transfers out of Level 3	(7,616)	0	(170,347)
Ending Balance	11,817	21,777	20,238
Changes in unrealized gains (losses) relating to assets still held at reporting date	(165)	133	178
Trading Account Assets[Member] | Collateralized Mortgage Obligations Member
Assets, Fair Value Disclosure [Abstract]
Beginning Balance	2,808	2,746	2,787
Gains (Losses) included in earnings	30	21	1
Gains (losses) included in OCI	0	0	0
Issuances			0
Purchases	608	752	715
Sales	(250)	(341)	(302)
Settlements	(697)	(370)	(455)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Ending Balance	2,499	2,808	2,746
Changes in unrealized gains (losses) relating to assets still held at reporting date	23	7	(5)
Trading Account Assets[Member] | Other Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Beginning Balance	4,036	2,810	3,488
Gains (Losses) included in earnings	(123)	459	(438)
Gains (losses) included in OCI	0	0	0
Issuances			0
Purchases	2,116	3,263	706
Sales	(1,834)	(2,449)	(896)
Settlements	(1,955)	(47)	(50)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Ending Balance	2,240	4,036	2,810
Changes in unrealized gains (losses) relating to assets still held at reporting date	(333)	698	(450)
Mortgage Servicing Rights Member
Assets, Fair Value Disclosure [Abstract]
Beginning Balance	151,323	166,907	169,747
Gains (Losses) included in earnings	(17,406)	(37,061)	(22,859)
Gains (losses) included in OCI	0	0	0
Issuances			0
Purchases	20,726	21,703	20,019
Sales	(103)	0	0
Settlements	(110)	(226)	0
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Ending Balance	154,430	151,323	166,907
Changes in unrealized gains (losses) relating to assets still held at reporting date	8,130	(20,188)	(5,963)
Mortgage Servicing Rights Member | Other Liabilities Member
Liabilities, Fair Value Disclosure [Abstract]
Transfer out of Level 3	$ 0